UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104

13F File Number:  028-11826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 835 3819

Signature, Place, and Date of Signing:

       /s/  Bart Stephens     San Francisco, CA     November 13, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $206,043 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950H102     9513  3536496 SH       SOLE                  3536496        0        0
ALIGN TECHNOLOGY INC           COM              016255101     3983   350000 SH       SOLE                   350000        0        0
ALVARION LTD                   SHS              M0861T100     2532   396260 SH       SOLE                   396260        0        0
ARRAY BIOPHARMA INC            COM              04269X105    14524  1704609 SH       SOLE                  1704609        0        0
AXESSTEL INC                   COM              05459T101     5249  3337900 SH       SOLE                  3337900        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103    18163  1456535 SH       SOLE                  1456535        0        0
CROSS A T CO                   CL A             227478104      895   140712 SH       SOLE                   140712        0        0
CURAGEN CORP                   COM              23126R101     3512  1021019 SH       SOLE                  1021019        0        0
CURIS INC                      COM              231269101     5550  4051457 SH       SOLE                  4051457        0        0
CYTOKINETICS INC               COM              23282W100     5418   842741 SH       SOLE                   842741        0        0
DECODE GENETICS INC            COM              243586104     6195  1126327 SH       SOLE                  1126327        0        0
ELECTRONIC CLEARING HOUSE IN   COM PAR.01 NEW   285562500     1532    84900 SH       SOLE                    84900        0        0
EV3 INC                        COM              26928A200     7083   416396 SH       SOLE                   416396        0        0
IVANHOE MINES LTD              COM              46579N103     2882   460400 SH       SOLE                   460400        0        0
METABASIS THERAPEUTICS INC     COM              59101M105      687   122278 SH       SOLE                   122278        0        0
MONOGRAM BIOSCIENCES INC       COM              60975U108    13783  9008850 SH       SOLE                  9008850        0        0
NATUS MEDICAL INC DEL          COM              639050103     3258   238705 SH       SOLE                   238705        0        0
NEW FRONTIER MEDIA INC         COM              644398109    15005  1818811 SH       SOLE                  1818811        0        0
NOVAVAX INC                    COM              670002104     3133   826600 SH       SOLE                   826600        0        0
ORANGE 21 INC                  COM              685317109     2543   516972 SH       SOLE                   516972        0        0
PAIN THERAPEUTICS INC          COM              69562K100     3463   401772 SH       SOLE                   401772        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106      536    22857 SH       SOLE                    22857        0        0
REDENVELOPE INC                COM              75733R601     1232   144000 SH       SOLE                   144000        0        0
SANGAMO BIOSCIENCES INC        COM              800677106      350    63000 SH       SOLE                    63000        0        0
SOLEXA INC                     COM              83420X105    16342  1852940 SH       SOLE                  1852940        0        0
SRS LABS INC                   COM              78464M106      282    45449 SH       SOLE                    45449        0        0
SUPPORTSOFT INC                COM              868587106     6363  1456212 SH       SOLE                  1456212        0        0
SURMODICS INC                  COM              868873100    10536   300000 SH       SOLE                   300000        0        0
SYSTEMAX INC                   COM              871851101     5267   328771 SH       SOLE                   328771        0        0
THE9 LTD                       ADR              88337K104    23360  1091564 SH       SOLE                  1091564        0        0
TRAFFIC COM INC                COM              892717109     4681   926873 SH       SOLE                   926873        0        0
VITALSTREAM HLDGS INC          COM NEW          92847T209       71     8000 SH       SOLE                     8000        0        0
WEBZEN INC                     SPONSORED ADR    94846M102     6782  1682801 SH       SOLE                  1682801        0        0
ZHONE TECHNOLOGIES INC NEW     COM              98950P108     1338  1250000 SH       SOLE                  1250000        0        0